UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2012

                                                                      (Form N-Q)

                                             (C)2013, USAA. All rights reserved.

48460-0213

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PORTFOLIO OF INVESTMENTS

December 31, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

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1  | USAA Tax Exempt Long-Term Fund
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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD     Community College District
EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
IDC     Industrial Development Corp.
ISD     Independent School District
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
December 31, 2012 (unaudited)

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (89.7%)

            ALABAMA (0.7%)
$    4,245  Chatom IDB (INS)                                 5.00%      8/01/2037     $    4,772
     2,500  Montgomery Medical Clinic Board                  4.75       3/01/2031          2,535
     2,500  Montgomery Medical Clinic Board                  4.75       3/01/2036          2,504
     7,000  Port Auth.                                       6.00      10/01/2035          8,275
     2,000  Selma IDB                                        5.80       5/01/2034          2,269
                                                                                      ----------
                                                                                          20,355
                                                                                      ----------
            ARIZONA (2.3%)
     5,000  Apache County IDA                                4.50       3/01/2030          5,241
     5,000  Goodyear                                         5.63       7/01/2039          5,572
     6,000  Health Facilities Auth.                          5.00       2/01/2042          6,512
     7,000  Maricopa County                                  5.00       6/01/2035          7,809
     3,500  Maricopa County                                  4.50       8/01/2042          3,617
     1,000  Phoenix Civic Improvement Corp., 5.50%,
              7/01/2013 (INS)                                4.65 (a)   7/01/2029          1,222
     1,500  Phoenix Civic Improvement Corp., 5.50%,
              7/01/2013 (INS)                                4.66 (a)   7/01/2030          1,835
     4,000  Pima County IDA                                  5.75       9/01/2029          4,243
     2,685  Pima County IDA                                  4.50       6/01/2030          2,809
     3,000  Pima County IDA                                  5.25      10/01/2040          3,277
     3,500  Scottsdale IDA                                   5.25       9/01/2030          3,534
     9,325  Univ. Medical Center Corp.                       5.00       7/01/2035          9,552
     2,000  Yavapai County IDA                               5.63       8/01/2033          2,112
     7,500  Yavapai County IDA                               5.63       8/01/2037          7,884
                                                                                      ----------
                                                                                          65,219
                                                                                      ----------
            ARKANSAS (0.1%)
     1,000  Dev. Finance Auth. (INS)                         4.97 (b)   7/01/2028            560
     1,165  Dev. Finance Auth. (INS)                         4.98 (b)   7/01/2029            620
     1,150  Dev. Finance Auth. (INS)                         4.99 (b)   7/01/2030            577
     2,500  Dev. Finance Auth. (INS)                         5.03 (b)   7/01/2036            825
                                                                                      ----------
                                                                                           2,582
                                                                                      ----------
            CALIFORNIA (8.4%)
     1,000  Cerritos CCD                                     5.63 (b)   8/01/2031            434
     2,500  Cerritos CCD                                     5.67 (b)   8/01/2032          1,025
     2,175  Cerritos CCD                                     5.71 (b)   8/01/2033            840
     1,000  Cerritos CCD                                     5.76 (b)   8/01/2034            364
     1,500  Cerritos CCD                                     5.82 (b)   8/01/2035            517
     2,200  Cerritos CCD                                     5.88 (b)   8/01/2036            721
     8,500  Coachella Valley USD (INS)                       5.95 (b)   8/01/2041          1,805
     6,700  Corona-Norco USD (INS)                           5.50       8/01/2039          7,884
     3,000  El Camino CCD                                    5.08 (b)   8/01/2034          1,154
     3,000  El Camino CCD                                    5.24 (b)   8/01/2038            877
    10,000  El Monte Union High School District (INS)        5.75 (b)   6/01/2042          2,137
     2,500  Escondido Union High School District (INS)       5.00       6/01/2037          2,717
     2,410  Golden State Tobacco Securitization (INS)        4.56       6/01/2022          2,666

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3  | USAA Tax Exempt Long-Term Fund

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    5,000  Golden State Tobacco Securitization (INS)        4.55%      6/01/2023     $    5,430
     5,000  Indio Redevelopment Agency                       5.25       8/15/2035          5,080
    17,025  Inland Empire Tobacco Securitization Auth.       5.98       6/01/2026         16,318
     2,000  Jurupa Public Finance Auth. (INS)                5.00       9/01/2033          2,181
     1,200  Los Alamitos USD, 5.95%, 8/01/2024               5.95 (a)   8/01/2034            744
     4,500  Los Alamitos USD, 6.05%, 8/01/2024               6.05 (a)   8/01/2042          2,728
     3,000  Monterey Peninsula USD (INS)                     5.50       8/01/2034          3,511
    15,000  Palomar Pomerado Health                          5.13       8/01/2037         16,769
     1,860  Paramount USD                                    6.82 (b)   8/01/2034            612
     2,000  Paramount USD                                    6.86 (b)   8/01/2035            621
     2,750  Paramount USD                                    6.88 (b)   8/01/2036            796
     2,750  Paramount USD                                    6.90 (b)   8/01/2037            752
     6,000  Pollution Control Financing Auth.                5.00      11/21/2045          6,130
     9,105  Public Works Board                               5.00      11/01/2029          9,698
     2,500  Public Works Board                               5.00      12/01/2029          2,825
     2,610  Public Works Board                               5.00       4/01/2030          2,783
     2,000  Public Works Board                               5.00      10/01/2030          2,257
     1,110  Public Works Board                               5.00      10/01/2031          1,248
     2,000  Public Works Board                               5.00      12/01/2031          2,239
     7,250  Public Works Board                               5.00      11/01/2037          7,980
     4,705  San Francisco City and County Redevelopment
              Financing Auth. (INS)                          4.88       8/01/2036          4,743
     3,000  San Marcos Schools Financing Auth. (INS)         5.00       8/15/2040          3,310
    13,605  San Ysidro School District (INS)                 5.58 (b)   8/01/2036          4,022
    14,285  San Ysidro School District (INS)                 5.64 (b)   8/01/2037          3,991
    15,000  Santa Ana USD (INS)                              5.45 (b)   4/01/2029          6,633
     5,000  Southern California Public Power Auth.           5.00       7/01/2040          5,637
     6,000  State                                            5.25       2/01/2030          7,100
    24,700  State                                            4.50       8/01/2030         26,541
     5,000  State                                            5.75       4/01/2031          5,908
     2,710  State (PRE)                                      5.00       2/01/2032          2,786
     5,390  State                                            5.00       2/01/2032          5,503
     6,000  State                                            5.00      11/01/2032          6,667
     5,000  State                                            5.00      12/01/2032          5,563
     8,000  State                                            5.25       4/01/2035          9,328
    10,000  Statewide Communities Dev. Auth.                 5.00       4/01/2042         11,205
     8,885  Stockton USD (INS)                               7.33 (b)   8/01/2034          2,831
     2,500  Victor Elementary School District (INS)          5.13       8/01/2034          2,822
     5,180  Washington Township Health Care Dist.            5.25       7/01/2030          5,696
     5,000  Washington Township Health Care Dist.            5.50       7/01/2038          5,535
                                                                                      ----------
                                                                                         239,664
                                                                                      ----------
            COLORADO (2.1%)
     3,500  Denver Convention Center Hotel Auth. (INS)       4.75      12/01/2035          3,585
     3,000  Denver Health and Hospital Auth. (PRE)           6.25      12/01/2033          3,334
    15,765  Denver Health and Hospital Auth.                 4.75      12/01/2034         16,095
     2,000  E-470 Public Highway Auth.                       5.38       9/01/2026          2,227
    10,000  E-470 Public Highway Auth. (INS)                 5.06 (b)   9/01/2035          3,065
     1,000  Eagle Bend Metropolitan District
              No. 2 (INS)(PRE)                               5.25      12/01/2023          1,046
     3,500  Health Facilities Auth.                          5.00       6/01/2029          3,671
     3,000  Health Facilities Auth.                          5.25       6/01/2031          3,227
     2,000  Health Facilities Auth.                          5.00       6/01/2035          2,086
     2,500  Health Facilities Auth.                          5.25       6/01/2036          2,678
     2,000  Health Facilities Auth.                          5.00      10/01/2042          2,188
     5,000  Health Facilities Auth.                          5.00      12/01/2042          5,363
     8,250  State (INS)                                      5.00      11/01/2030          8,937
     2,000  Vista Ridge Metropolitan District (INS)          5.00      12/01/2036          1,801
                                                                                      ----------
                                                                                          59,303
                                                                                      ----------
            CONNECTICUT (1.4%)
     2,500  Health and Educational Facilities Auth. (INS)    5.13       7/01/2030          2,539
     2,000  Health and Educational Facilities Auth.          5.00       7/01/2035          2,218

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   64,950  Mashantucket (Western) Pequot Tribe (c),(d)      5.75%      9/01/2027     $   28,019
     1,500  Mashantucket (Western) Pequot Tribe (c),(d)      5.50       9/01/2028            647
     5,000  Mashantucket (Western) Pequot Tribe (c),(d)      5.75       9/01/2034          2,157
     7,500  Mashantucket (Western) Pequot Tribe (c),(d)      5.50       9/01/2036          3,236
                                                                                      ----------
                                                                                          38,816
                                                                                      ----------
            DELAWARE (0.2%)
     4,000  EDA                                              5.40       2/01/2031          4,509
                                                                                      ----------
            DISTRICT OF COLUMBIA (1.8%)
    12,870  Community Academy Public Charter School,
              Inc. (INS)                                     4.88       5/01/2037         11,944
     1,305  District of Columbia                             5.00       7/01/2036          1,443
     1,500  District of Columbia                             5.00       7/01/2042          1,648
     7,500  Metropolitan Washington Airports Auth.           5.13      10/01/2034          8,507
     5,000  Metropolitan Washington Airports Auth.           5.00      10/01/2039          5,659
    10,000  Metropolitan Washington Airports Auth.           5.63      10/01/2039         11,608
    10,000  Washington Convention & Sports Auth.             5.00      10/01/2040         10,837
                                                                                      ----------
                                                                                          51,646
                                                                                      ----------
            FLORIDA (11.2%)
     2,000  Brevard County Health Facilities Auth.           7.00       4/01/2039          2,471
    20,000  Brevard County School Board (INS)                5.00       7/01/2032         22,031
     1,500  Broward County                                   5.25      10/01/2034          1,726
       350  Broward County School Board (INS)                5.25       7/01/2027            395
    10,000  Broward County School Board (INS)                5.00       7/01/2032         10,626
     2,000  Clearwater                                       5.25      12/01/2039          2,284
     5,675  Department of Children and Family Services       5.00      10/01/2025          6,195
     1,500  Escambia County                                  6.25      11/01/2033          1,735
     1,000  Escambia County Housing Finance Auth. (INS)      5.75       6/01/2031          1,140
     3,950  Gainesville                                      5.25      10/01/2034          4,683
     1,000  Hialeah Gardens Health Care Facilities Auth.
              (LOC - SunTrust Bank)                          5.00       8/15/2037          1,034
     3,500  Highlands County Health Facilities Auth.         5.00      11/15/2031          3,774
       625  Hillsborough County (INS)                        5.13       3/01/2020            627
     2,270  Jacksonville                                     5.00      10/01/2029          2,675
     5,750  Jacksonville Economic Dev. Commission            5.00      11/15/2036          6,217
     2,355  Jacksonville Health Facilities Auth.             5.25      11/15/2032          2,385
     4,000  JEA Water & Sewer System                         5.00      10/01/2039          4,522
     4,000  Lake County School Board (INS)                   5.00       7/01/2029          4,098
       500  Lakeland Educational Facility                    5.00       9/01/2037            536
     1,000  Lakeland Educational Facility                    5.00       9/01/2042          1,067
     4,000  Lee County IDA                                   5.75      10/01/2042          4,017
     2,500  Loan Council Revenue (INS)                       5.25      10/01/2033          2,871
     1,500  Miami (INS)                                      5.00      10/01/2034          1,635
    13,125  Miami (INS)                                      5.25       7/01/2035         14,569
     4,000  Miami (INS)                                      5.25       7/01/2039          4,401
     2,000  Miami Beach                                      5.00       9/01/2040          2,208
     4,400  Miami-Dade County (INS)                          5.75      10/01/2024          4,409
     6,875  Miami-Dade County                                5.00      10/01/2029          7,801
     3,950  Miami-Dade County                                5.00      10/01/2034          4,468
    23,205  Miami-Dade County                                5.38      10/01/2035         26,575
     2,500  Miami-Dade County                                5.00      10/01/2037          2,791
     5,000  Miami-Dade County                                5.00       7/01/2040          5,472
     3,000  Miami-Dade County Facilities Auth.               5.00       4/01/2042          3,353
     5,000  Miami-Dade County School Board (INS)             5.25       2/01/2027          5,640
     5,000  Miami-Dade County School Board (INS)             5.00       5/01/2033          5,590
     5,000  Orange County (INS)                              5.00      10/01/2031          5,487

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5  | USAA Tax Exempt Long-Term Fund

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,000  Orange County Health Facilities Auth.            5.25%     10/01/2035     $    3,279
    10,000  Orange County Health Facilities Auth.            4.75      11/15/2036         10,354
     6,255  Orange County Health Facilities Auth.            5.13      11/15/2039          6,544
     8,000  Orange County Health Facilities Auth.            5.00      10/01/2042          8,778
    12,170  Orange County School Board (INS)                 5.00       8/01/2031         13,315
     5,000  Orange County School Board (INS)                 5.00       8/01/2032          5,544
    10,000  Orange County School Board (INS)                 5.50       8/01/2034         11,571
     6,000  Orlando-Orange County Expressway Auth.           5.00       7/01/2035          6,726
     2,000  Orlando-Orange County Expressway Auth.           5.00       7/01/2035          2,242
    10,000  Palm Beach County                                5.00      10/01/2031         11,541
     1,000  Pinellas County Educational Facilities Auth.     5.00      10/01/2027          1,109
     1,000  Pinellas County Educational Facilities Auth.     5.25      10/01/2030          1,117
     3,650  Pinellas County Educational Facilities Auth.     6.00      10/01/2041          4,141
     4,000  Polk County Utility Systems (INS)                5.00      10/01/2030          4,224
     4,000  Port St. Lucie Utility System (INS)              4.64 (b)   9/01/2032          1,635
     4,000  Port St. Lucie Utility System (INS)              4.65 (b)   9/01/2033          1,555
     1,000  Sarasota County Public Hospital District         5.63       7/01/2039          1,108
     5,000  South Miami Health Facilities Auth.              4.63       8/15/2029          5,316
     3,000  St. Petersburg Health Facilities Auth.           6.50      11/15/2039          3,583
       600  State Higher Educational Facility                5.00       4/01/2032            662
     1,500  State Higher Educational Facility                5.25       4/01/2042          1,664
     3,400  Sumter County (INS)                              5.00       6/01/2036          3,708
     2,200  Tampa Housing Auth.                              4.85       7/01/2036          2,294
    10,000  Tampa-Hillsborough County Expressway Auth.       5.00       7/01/2037         11,139
     2,350  Volusia County Educational Facilities Auth.
              (INS)                                          5.00      10/15/2029          2,621
     8,350  Volusia County School Board (INS)                5.00       8/01/2031          8,681
     1,165  West Palm Beach Community Redevelopment
              Agency                                         5.00       3/01/2029          1,215
                                                                                      ----------
                                                                                         317,174
                                                                                      ----------
            GEORGIA (1.8%)
    10,000  Albany-Dougherty County Hospital Auth.           4.00      12/01/2042          9,991
     3,500  Atlanta Airport                                  5.00       1/01/2035          3,898
    10,000  Burke County Dev. Auth.                          7.00       1/01/2023         11,903
     4,000  Dahlonega Downtown Dev. Auth. (INS)              5.00       7/01/2040          4,489
     4,000  Glynn-Brunswick Memorial Hospital Auth.          5.63       8/01/2034          4,502
     1,600  Private Colleges & Universities Auth.            5.00      10/01/2032          1,760
    10,000  Savannah EDA                                     6.15       3/01/2017         11,212
     1,000  Thomasville Hospital Auth.                       5.25      11/01/2035          1,101
     1,250  Thomasville Hospital Auth.                       5.38      11/01/2040          1,383
                                                                                      ----------
                                                                                          50,239
                                                                                      ----------
            HAWAII (0.2%)
     6,000  State                                            6.50       7/01/2039          7,027
                                                                                      ----------
            IDAHO (0.1%)
     1,500  Health Facilities Auth. (INS)                    5.00       7/01/2035          1,667
                                                                                      ----------
            ILLINOIS (7.9%)
       520  Chicago (INS)                                    5.25       1/01/2029            539
     4,371  Chicago                                          6.75      12/01/2032          4,478
     5,000  Chicago-O'Hare International Airport             5.75       1/01/2039          5,896
     2,000  Finance Auth.                                    5.00       4/01/2026          1,963
     5,000  Finance Auth.                                    5.50       8/15/2028          5,521
     2,500  Finance Auth. (INS)                              5.75      11/01/2028          2,837
     5,000  Finance Auth.                                    7.25      11/01/2030          6,333
     4,500  Finance Auth.                                    5.00       4/01/2031          4,290
     7,565  Finance Auth.                                    5.50       4/01/2032          8,013
     8,000  Finance Auth.                                    6.00      10/01/2032          9,494
    14,875  Finance Auth.                                    4.50      11/15/2032         14,945
     5,000  Finance Auth.                                    5.75      10/01/2035          5,473

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    7,000  Finance Auth.                                    5.00%      4/01/2036     $    6,522
    20,000  Finance Auth.                                    5.38       8/15/2039         21,470
     1,205  Finance Auth.                                    5.25      10/01/2039          1,280
     2,500  Housing Dev. Auth.                               4.85       1/01/2037          2,584
     5,000  Metropolitan Pier and Exposition Auth. (INS)     5.50       6/15/2020          5,844
     2,500  Metropolitan Pier and Exposition Auth. (INS)     5.55       6/15/2021          2,905
    10,000  Railsplitter Tobacco Settlement Auth.            5.50       6/01/2023         11,961
    23,980  Regional Transportation Auth. (INS)              5.75       6/01/2020         30,165
    37,550  Regional Transportation Auth. (INS)              6.50       7/01/2030         53,272
     3,000  Schaumburg (INS)                                 5.25      12/01/2034          3,217
     1,500  State                                            1.50       6/15/2021          1,508
     1,000  Univ. of Illinois                                5.13       4/01/2036          1,119
     7,676  Village of Gilberts (INS)                        4.75       3/01/2030          7,854
     1,757  Village of Montgomery Kane and Kendall
              Counties (INS)                                 4.70       3/01/2030          1,759
     1,500  Village of Round Lake (INS)                      4.70       3/01/2033          1,575
                                                                                      ----------
                                                                                         222,817
                                                                                      ----------
            INDIANA (1.0%)
     3,440  Finance Auth.                                    5.00      10/01/2033          3,683
     5,000  Finance Auth.                                    5.00       6/01/2039          5,175
     4,000  Finance Auth.                                    5.00       5/01/2042          4,427
     6,000  Indianapolis (INS)                               5.50       1/01/2038          6,809
     7,500  Rockport (INS)                                   4.63       6/01/2025          7,790
                                                                                      ----------
                                                                                          27,884
                                                                                      ----------
            IOWA (0.3%)
     5,000  Finance Auth. (INS)                              4.75      12/01/2031          5,015
     5,000  Finance Auth. (INS)                              5.00      12/01/2039          5,031
                                                                                      ----------
                                                                                          10,046
                                                                                      ----------
            KANSAS (0.9%)
     9,000  Burlington (INS)                                 4.85       6/01/2031          9,437
    17,485  Wyandotte County                                 5.71 (b)   6/01/2021         11,387
     3,415  Wyandotte County                                 5.00       9/01/2032          3,970
                                                                                      ----------
                                                                                          24,794
                                                                                      ----------
            KENTUCKY (0.6%)
     1,000  Economic Dev. Finance Auth. (INS)                6.00      12/01/2033          1,114
     4,000  Economic Dev. Finance Auth. (INS)                6.00      12/01/2038          4,422
     5,000  Municipal Power Agency (INS)                     5.00       9/01/2037          5,446
     4,000  Ohio County                                      6.00       7/15/2031          4,167
     2,000  Owen County                                      6.25       6/01/2039          2,252
                                                                                      ----------
                                                                                          17,401
                                                                                      ----------
            LOUISIANA (1.9%)
     2,500  Lafayette Public Trust Financing Auth. (INS)     5.50      10/01/2035          2,863
     3,750  Local Government Environmental Facilities and
              Community Dev. Auth.                           6.50       8/01/2029          4,414
    25,000  Parish of St. John the Baptist                   5.13       6/01/2037         26,670
    10,000  Public Facilities Auth.                          5.00       6/01/2030         10,768
     7,450  Public Facilities Auth.                          5.00       7/01/2042          8,160
                                                                                      ----------
                                                                                          52,875
                                                                                      ----------
            MARYLAND (0.7%)
     2,500  EDC                                              6.20       9/01/2022          3,063
     5,000  Health and Higher Educational Facilities Auth.   5.75       1/01/2033          5,437
     1,700  Health and Higher Educational Facilities Auth.   5.00       7/01/2037          1,873
     6,000  Health and Higher Educational Facilities Auth.   5.75       1/01/2038          6,490

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,000  Health and Higher Educational Facilities Auth.   4.00%      7/01/2038     $    2,993
                                                                                      ----------
                                                                                          19,856
                                                                                      ----------
            MASSACHUSETTS (0.9%)
     2,000  Dev. Finance Agency (INS)                        5.25       3/01/2026          2,116
     2,000  Dev. Finance Agency (INS)                        5.00       3/01/2036          2,063
    10,000  Health and Educational Facilities Auth.          6.25       7/01/2030         11,672
     3,500  Health and Educational Facilities Auth.          5.00       7/15/2032          3,550
     1,250  Health and Educational Facilities Auth.          5.00       7/01/2033          1,289
       500  Health and Educational Facilities Auth.          5.00       7/15/2037            505
     5,000  School Building Auth. (INS)                      4.75       8/15/2032          5,535
                                                                                      ----------
                                                                                          26,730
                                                                                      ----------
            MICHIGAN (1.2%)
    59,395  Building Auth. (INS)                             5.01 (b)  10/15/2030         25,640
     4,500  Lansing Board of Water & Light                   5.00       7/01/2037          5,147
     3,000  Strategic Fund                                   5.63       7/01/2020          3,694
                                                                                      ----------
                                                                                          34,481
                                                                                      ----------
            MINNESOTA (0.6%)
     4,000  Chippewa County                                  5.50       3/01/2037          4,176
     7,061  Higher Education Facilities Auth., acquired
              8/28/2006; cost $7,149 (c),(e)                 5.43       8/28/2031          7,384
     2,500  Higher Education Facilities Auth.                5.00      10/01/2039          2,796
     3,000  St. Louis Park                                   5.75       7/01/2030          3,389
                                                                                      ----------
                                                                                          17,745
                                                                                      ----------
            MISSISSIPPI (0.5%)
     1,000  Hospital Equipment and Facilities Auth.          5.25      12/01/2026          1,041
     8,750  Warren County                                    4.80       8/01/2030          8,757
     3,000  Warren County                                    5.38      12/01/2035          3,309
                                                                                      ----------
                                                                                          13,107
                                                                                      ----------
            MISSOURI (1.6%)
    25,000  Cape Girardeau County IDA                        5.00       6/01/2036         25,550
     1,000  Cape Girardeau County IDA                        5.75       6/01/2039          1,126
     8,000  Cass County                                      5.63       5/01/2038          8,206
     2,000  Dev. Finance Board                               5.00       6/01/2035          2,058
     7,500  Health and Educational Facilities Auth.          5.50      11/15/2033          8,355
                                                                                      ----------
                                                                                          45,295
                                                                                      ----------
            MONTANA (0.4%)
     6,500  Forsyth (INS)                                    4.65       8/01/2023          7,079
     5,000  Forsyth                                          5.00       5/01/2033          5,757
                                                                                      ----------
                                                                                          12,836
                                                                                      ----------
            NEBRASKA (0.3%)
     2,250  Douglas County Hospital Auth.                    6.13       8/15/2031          2,525
     5,000  Lincoln County Hospital Auth.                    5.00      11/01/2042          5,382
                                                                                      ----------
                                                                                           7,907
                                                                                      ----------
            NEVADA (1.8%)
     3,000  Carson City                                      5.00       9/01/2033          3,227
     4,000  Clark County (INS)                               5.00       7/01/2026          4,495
    11,000  Clark County                                     5.13       7/01/2034         12,366
     5,000  Clark County (INS)                               5.25       7/01/2039          5,633
    12,410  Clark County EDC                                 5.00       5/15/2029         13,477

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   10,420  Truckee Meadows Water Auth. (INS)                4.88%      7/01/2034     $   11,290
                                                                                      ----------
                                                                                          50,488
                                                                                      ----------
            NEW JERSEY (1.5%)
     3,000  Camden County Improvement Auth.                  5.75       2/15/2034          3,132
     6,000  EDA                                              5.00       9/01/2024          7,052
     2,000  EDA                                              5.00       6/15/2028          2,266
     1,500  Health Care Facilities Financing Auth.           4.00       7/01/2026          1,558
    11,500  Health Care Facilities Financing Auth.           5.00       7/01/2029         12,132
    15,000  Health Care Facilities Financing Auth.           5.63       7/01/2032         17,014
                                                                                      ----------
                                                                                          43,154
                                                                                      ----------
            NEW MEXICO (1.4%)
    32,380  Farmington                                       4.88       4/01/2033         33,533
     5,000  Farmington                                       5.90       6/01/2040          5,574
                                                                                      ----------
                                                                                          39,107
                                                                                      ----------
            NEW YORK (3.4%)
     2,040  Buffalo and Erie County Industrial Land Dev.
                  Corp.                                      5.38      10/01/2041          2,346
    21,485  Dormitory Auth.                                  6.00       8/15/2016         23,344
     2,040  Dormitory Auth.                                  5.25       7/01/2024          2,238
     2,250  Dormitory Auth.                                  5.25       7/01/2029          2,416
    16,130  Liberty Dev. Corp.                               5.25      10/01/2035         18,843
     2,000  Long Island Power Auth.                          5.75       4/01/2039          2,379
     5,000  Metropolitan Transportation Auth.                3.55 (b)  11/15/2032          2,492
     5,000  Metropolitan Transportation Auth.                5.00      11/15/2042          5,637
         5  New York City                                    5.30      12/01/2018              5
        60  New York City                                    5.88       8/01/2019             61
     5,000  New York City                                    5.13      12/01/2028          5,741
     1,500  New York City Municipal Water Finance Auth.      5.00       6/15/2037          1,701
     7,500  New York City Transitional Finance Auth.         5.00       1/15/2034          8,287
     5,000  Thruway Auth.                                    5.00       1/01/2042          5,597
    10,000  Triborough Bridge and Tunnel Auth.               5.00      11/15/2031         11,232
     2,500  Triborough Bridge and Tunnel Auth.               3.70 (b)  11/15/2032          1,253
     2,000  Troy Capital Resource Corp.                      5.00       9/01/2030          2,264
                                                                                      ----------
                                                                                          95,836
                                                                                      ----------
            NORTH CAROLINA (1.1%)
       645  Capital Facilities Finance Agency                5.00       3/01/2034            700
    10,000  Capital Facilities Finance Agency                4.63      11/01/2040         10,768
     3,750  Charlotte-Mecklenberg Hospital Auth.             5.25       1/15/2034          4,207
     5,000  Columbus County Industrial Facilities &
              Pollution Control Financing Auth.              6.25      11/01/2033          5,783
     5,250  State Medical Care Commission                    5.00       7/01/2033          5,467
     4,000  Wake County Industrial Facilities and
              Pollution Control Financing Auth.              5.38       2/01/2017          4,051
                                                                                      ----------
                                                                                          30,976
                                                                                      ----------
            NORTH DAKOTA (0.7%)
     4,685  Fargo                                            6.25      11/01/2031          5,803
     5,000  Grand Forks                                      5.00      12/01/2032          5,428
     5,000  Grand Forks                                      5.00      12/01/2035          5,444
     2,500  McLean County                                    4.88       7/01/2026          2,747
     1,685  Williams County                                  5.00      11/01/2026          1,733
                                                                                      ----------
                                                                                          21,155
                                                                                      ----------
            OHIO (1.7%)
     6,000  Air Quality Dev. Auth.                           5.70       8/01/2020          7,140
    20,000  Buckeye Tobacco Settlement Financing Auth.       5.88       6/01/2030         18,298

================================================================================

9  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   10,000  Buckeye Tobacco Settlement Financing Auth.       5.75%      6/01/2034     $    8,917
     1,000  Cleveland (INS)                                  5.00       1/01/2031          1,142
     4,640  Higher Education Facility Commission (INS)       5.00       5/01/2036          4,654
     2,000  Lake County                                      5.63       8/15/2029          2,203
     6,325  Lorain County                                    5.25       2/01/2021          6,334
                                                                                      ----------
                                                                                          48,688
                                                                                      ----------
            OKLAHOMA (2.9%)
    14,705  Chickasaw Nation (c)                             6.00      12/01/2025         16,629
    13,125  Chickasaw Nation (c)                             6.25      12/01/2032         14,689
    20,760  Comanche County Hospital Auth.                   5.00       7/01/2032         22,260
     4,500  Municipal Power Auth. (INS)                      4.50       1/01/2047          4,618
     7,500  Norman Regional Hospital Auth. (INS)             5.50       9/01/2023          7,546
     3,100  Norman Regional Hospital Auth.                   5.38       9/01/2029          3,201
     8,695  Norman Regional Hospital Auth.                   5.38       9/01/2036          8,914
     1,000  Oklahoma County Finance Auth.                    5.00       4/01/2033            992
     2,675  Tulsa Industrial Auth.                           5.00      10/01/2037          2,820
                                                                                      ----------
                                                                                          81,669
                                                                                      ----------
            OREGON (0.1%)
     1,660  Keizer                                           5.20       6/01/2031          1,753
                                                                                      ----------
            PENNSYLVANIA (1.0%)
       750  Allegheny County Higher Education Building
              Auth.                                          5.50       3/01/2031            865
     1,015  Allegheny County IDA                             5.13       9/01/2031          1,021
     4,000  Allegheny County Sanitary Auth. (INS)            5.00       6/01/2040          4,507
     5,000  Dauphin County                                   5.00       6/01/2042          5,363
     7,000  Economic Development Financing Auth.             4.00      10/01/2023          7,573
     1,870  Erie Parking Auth. (INS)                         5.13       9/01/2032          2,153
     2,295  Erie Parking Auth. (INS)                         5.20       9/01/2035          2,649
       550  Montgomery County IDA                            5.00      11/15/2029            601
     3,200  Washington County IDA                            5.00      11/01/2036          3,507
                                                                                      ----------
                                                                                          28,239
                                                                                      ----------
            PUERTO RICO (0.7%)
    19,000  Commonwealth (INS)                               5.00       7/01/2035         19,021
     2,000  Industrial, Tourist, Educational, Medical,
              Environmental Control Facilities Financing
              Auth.                                          5.38       4/01/2042          2,009
                                                                                      ----------
                                                                                          21,030
                                                                                      ----------
            RHODE ISLAND (1.0%)
     5,700  EDC (INS)                                        5.00       7/01/2031          5,923
    12,185  EDC (INS)                                        5.00       7/01/2036         12,553
       975  Housing and Mortgage Finance Corp.               6.85      10/01/2024            978
     9,950  Housing and Mortgage Finance Corp.               4.85       4/01/2033         10,240
                                                                                      ----------
                                                                                          29,694
                                                                                      ----------
            SOUTH CAROLINA (1.1%)
     5,000  Georgetown County                                5.70       4/01/2014          5,252
     2,250  Greenwood County                                 5.38      10/01/2039          2,527
    12,420  Jobs EDA                                         6.00      11/15/2026         12,479
    10,000  Jobs EDA (INS)                                   4.60       4/01/2027         10,092
                                                                                      ----------
                                                                                          30,350
                                                                                      ----------
            SOUTH DAKOTA (0.5%)
     2,500  Health and Educational Facilities Auth.          5.25      11/01/2027          2,598
     2,500  Health and Educational Facilities Auth.          5.25      11/01/2029          2,782

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,000  Health and Educational Facilities Auth.          5.25%      7/01/2038     $    3,238
     4,000  Health and Educational Facilities Auth.          5.00       7/01/2042          4,369
                                                                                      ----------
                                                                                          12,987
                                                                                      ----------
            TENNESSEE (1.2%)
     4,240  Jackson                                          5.50       4/01/2033          4,781
     3,000  Johnson City Health and Educational Facilities
              Board                                          5.50       7/01/2031          3,203
     5,000  Johnson City Health and Educational Facilities
              Board                                          5.50       7/01/2036          5,312
     2,000  Johnson City Health and Educational Facilities
              Board                                          5.00       8/15/2042          2,193
     4,155  Knox County Health, Educational and Housing
              Facilities Board                               5.02 (b)   1/01/2036          1,347
     4,000  Knox County Health, Educational and Housing
              Facilities Board                               5.03 (b)   1/01/2037          1,231
     3,765  Shelby County Health, Educational and Housing
              Facilities Board                               5.00       5/01/2042          4,181
    11,075  Sullivan County Health Educational & Housing
              Facilities Board                               5.25       9/01/2036         11,691
                                                                                      ----------
                                                                                          33,939
                                                                                      ----------
            TEXAS (16.5%)
    19,500  Bell County Health Facilities Dev. Corp. (ETM)   6.50       7/01/2019         24,329
     1,520  Bexar County                                     5.00       7/01/2033          1,547
     1,795  Bexar County                                     5.00       7/01/2037          1,821
     6,000  Central Texas Regional Mobility Auth.            5.75       1/01/2031          7,114
     5,000  Cypress-Fairbanks ISD (NBGA)                     5.00       2/15/2035          5,627
     4,000  Dallas-Fort Worth International Airport
              Facilities Auth.                               5.00      11/01/2035          4,494
    12,100  Denton ISD (NBGA)                                5.16 (b)   8/15/2028          6,039
    13,885  Denton ISD (NBGA)                                5.18 (b)   8/15/2029          6,551
    11,220  Denton ISD (NBGA)                                5.20 (b)   8/15/2030          5,011
    15,645  Denton ISD (NBGA)                                5.22 (b)   8/15/2031          6,611
     5,000  Duncanville ISD (NBGA)                           4.63       2/15/2029          5,313
     2,240  Eagle Mountain-Saginaw ISD (NBGA)                4.50       8/15/2033          2,375
     9,155  Ennis ISD (NBGA)                                 4.70 (b)   8/15/2034          3,452
     9,155  Ennis ISD (NBGA)                                 4.71 (b)   8/15/2035          3,287
     9,000  Fort Worth                                       6.00       3/01/2029         10,657
     8,085  Fort Worth                                       6.25       3/01/2033          9,599
     3,990  Guadalupe-Blanco River Auth. (INS)               5.00       5/15/2039          4,405
     3,000  Harlandale ISD (NBGA)                            4.75       8/15/2036          3,280
    20,100  Harris County (PRE)                              4.75      10/01/2031         23,201
     4,900  Harris County                                    4.75      10/01/2031          5,440
     4,000  Harris County Education Facilities Finance Corp. 5.25      10/01/2029          4,713
     1,500  Harris County Health Facilities Dev. Corp.       7.25      12/01/2035          1,870
     7,000  Harris County IDC                                5.00       2/01/2023          7,826
     2,660  Hopkins County Hospital District                 5.75       2/15/2028          2,786
     2,000  Hopkins County Hospital District                 6.00       2/15/2033          2,073
    12,500  Houston Airport System                           5.50       7/01/2034         14,371
    22,000  Houston ISD (NBGA)                               5.00       2/15/2033         24,574
     5,000  Irving ISD (NBGA)                                5.38 (b)   2/15/2028          2,468
    22,000  Judson ISD (NBGA)                                4.50       2/01/2035         23,437
     3,000  Laredo CCD (INS)                                 5.25       8/01/2035          3,401
    10,350  Lower Colorado River Auth. (INS)                 5.00       5/15/2031         10,366
     5,300  Matagorda County                                 6.30      11/01/2029          6,244
     4,235  Mesquite Health Facilities Dev. Corp.            5.63       2/15/2035          4,341
       780  Midlothian Dev. Auth.                            5.13      11/15/2026            785
     5,000  North Fort Bend Water Auth.                      5.00      12/15/2036          5,574
     3,000  North Texas Tollway Auth.                        5.63       1/01/2028          3,459
     5,000  North Texas Tollway Auth.                        5.63       1/01/2033          5,679
    15,000  North Texas Tollway Auth.                        5.63       1/01/2033         17,035
    15,000  North Texas Tollway Auth.                        5.75       1/01/2033         16,758

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,000  North Texas Tollway Auth.                        7.55% (b)  9/01/2037     $      835
    12,500  North Texas Tollway Auth.                        5.75       1/01/2040         14,269
     5,490  Red River Education Finance Corp.                4.38       3/15/2027          5,920
     1,000  San Leanna Education Facilities Corp.            5.13       6/01/2026          1,067
     1,815  San Leanna Education Facilities Corp.            5.13       6/01/2027          1,933
     6,025  San Leanna Education Facilities Corp.            4.75       6/01/2032          6,225
     2,395  San Leanna Education Facilities Corp.            5.13       6/01/2036          2,493
     7,205  Schertz - Cibolo - Universal City ISD (NBGA)     5.09 (b)   2/01/2033          2,784
     6,200  Schertz - Cibolo - Universal City ISD (NBGA)     5.11 (b)   2/01/2035          2,156
    18,530  State Turnpike Auth. (INS)                       5.25 (b)   8/15/2030          8,321
     1,100  Tarrant County Cultural Education Facilities
              Finance Corp.                                  6.00      11/15/2026          1,177
     6,315  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.63      11/15/2027          6,622
     4,000  Tarrant County Cultural Education Facilities
              Finance Corp.                                  6.00      11/15/2036          4,259
    15,000  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.13       5/15/2037         15,116
     4,000  Tarrant County Cultural Education Facilities
              Finance Corp.                                  5.75      11/15/2037          4,153
     5,000  Transportation Commission                        4.50       4/01/2033          5,494
    23,000  Transportation Commission                        4.00       8/15/2038         22,799
     4,595  Tyler Health Facilities Dev. Corp. (PRE)         5.75       7/01/2027          4,714
    22,000  Tyler Health Facilities Dev. Corp.               5.25      11/01/2032         23,400
    10,000  Tyler Health Facilities Dev. Corp.               5.00       7/01/2033         10,389
     8,585  Tyler Health Facilities Dev. Corp. (PRE)         5.75       7/01/2033          8,807
     1,230  Tyler Health Facilities Dev. Corp.               5.38      11/01/2037          1,308
     1,000  Uptown Dev. Auth.                                5.50       9/01/2029          1,114
     3,000  Weatherford ISD (NBGA)                           4.83 (b)   2/15/2027          1,656
     2,500  Weatherford ISD (NBGA)                           4.84 (b)   2/15/2028          1,313
     6,360  West Harris County Regional Water Auth. (INS)    4.70      12/15/2030          6,905
     4,770  Wood County Central Hospital District            6.00      11/01/2041          5,404
                                                                                      ----------
                                                                                         468,546
                                                                                      ----------
            VIRGINIA (1.4%)
    11,280  College Building Auth.                           5.00       6/01/2026         11,779
     5,000  College Building Auth.                           5.00       6/01/2029          5,194
       880  College Building Auth. (PRE)                     5.00       6/01/2036          1,010
     3,120  College Building Auth.                           5.00       6/01/2036          3,204
     1,465  Farms of New Kent Community Dev. Auth. (f)       5.13       3/01/2036            818
     8,665  Farms of New Kent Community Dev. Auth. (f)       5.45       3/01/2036          4,833
     2,000  Farms of New Kent Community Dev. Auth. (f)       5.80       3/01/2036          1,115
     1,300  Lewistown Commerce Center Community Dev.
              Auth.                                          5.75       3/01/2019            553
    10,875  Lewistown Commerce Center Community Dev.
              Auth.                                          6.05       3/01/2027          4,622
     5,000  Small Business Financing Auth.                   5.25       9/01/2037          5,212
     2,696  Watkins Centre Community Dev. Auth.              5.40       3/01/2020          2,639
                                                                                      ----------
                                                                                          40,979
                                                                                      ----------
            WASHINGTON (0.1%)
     2,500  Health Care Facilities Auth. (INS)               6.00       8/15/2039          2,928
                                                                                      ----------
            WEST VIRGINIA (0.3%)
     2,000  EDA                                              5.38      12/01/2038          2,212
     2,500  West Virginia Univ. Board of Governors (INS)     5.00      10/01/2027          2,650
     2,500  West Virginia Univ. Board of Governors (INS)     5.00      10/01/2028          2,649
                                                                                      ----------
                                                                                           7,511
                                                                                      ----------
            WISCONSIN (1.8%)
     5,000  Health & Educational Facilities Auth.            5.75      11/15/2030          5,781
     3,000  Health & Educational Facilities Auth.            5.00       8/15/2032          3,340

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    3,500  Health & Educational Facilities Auth.            4.00%     10/01/2032     $    3,689
    10,600  Health & Educational Facilities Auth.            5.38       2/15/2034         11,107
     2,500  Health & Educational Facilities Auth.            5.38       8/15/2037          2,792
     3,000  Health & Educational Facilities Auth.            5.00       4/01/2042          3,368
     8,500  Health & Educational Facilities Auth.            5.00      11/15/2044          9,293
     7,800  Kaukauna (INS)                                   5.00      12/15/2035          8,710
     2,725  Platteville Redevelopment Auth.                  5.00       7/01/2042          2,815
                                                                                      ----------
                                                                                          50,895
                                                                                      ----------
            WYOMING (0.4%)
     2,360  Municipal Power Agency                           5.50       1/01/2033          2,667
     2,300  Municipal Power Agency                           5.50       1/01/2038          2,599
     6,000  Sweetwater County                                5.25       7/15/2026          6,855
                                                                                      ----------
                                                                                          12,121
                                                                                      ----------
            Total Fixed-Rate Instruments (cost: $2,393,131)                            2,544,020
                                                                                      ----------
            PUT BONDS (2.8%)

            ARIZONA (0.5%)
    12,500  Maricopa County                                  6.00       5/01/2029         13,238
                                                                                      ----------
            FLORIDA (0.2%)
     4,000  Putnam County Dev. Auth. (INS)                   5.35       3/15/2042          4,720
                                                                                      ----------
            INDIANA (0.5%)
     5,000  Finance Auth.                                    0.43       5/01/2028          5,000
     9,000  Rockport                                         6.25       6/01/2025          9,583
                                                                                      ----------
                                                                                          14,583
                                                                                      ----------
            LOUISIANA (0.3%)
     6,750  St. Charles Parish                               4.00      12/01/2040          7,446
                                                                                      ----------
            OHIO (0.5%)
     9,000  Air Quality Dev. Auth.                           2.25       8/01/2029          9,067
     3,375  State                                            0.43      11/01/2035          3,375
     2,400  Water Dev. Auth.                                 2.25       8/01/2029          2,415
                                                                                      ----------
                                                                                          14,857
                                                                                      ----------
            PENNSYLVANIA (0.8%)
     3,000  Beaver County IDA                                2.20       1/01/2035          3,007
     8,250  Beaver County IDA                                2.70       4/01/2035          8,345
    11,000  Berks County Municipal Auth.                     1.63 (g)  11/01/2039         11,111
     1,000  Economic Dev. Financing Auth.                    1.75      12/01/2033            997
                                                                                      ----------
                                                                                          23,460
                                                                                      ----------
            Total Put Bonds (cost: $75,201)                                               78,304
                                                                                      ----------
            VARIABLE-RATE DEMAND NOTES (6.5%)

            ARIZONA (0.8%)
    22,120  Health Facilities Auth. (LOC - Sovereign Bank)   0.87      12/01/2037         22,120
                                                                                      ----------
            CALIFORNIA (2.8%)
    10,000  Downey School Facilities Financing Auth.
              (LIQ)(LOC - Dexia Credit Local) (c)            0.63       8/01/2025         10,000
     6,150  Educational Facilities Auth. (LOC - Sovereign
              Bank)                                          1.09      11/01/2042          6,150

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    6,560  Hacienda La Puente USD (LIQ)(LOC - Dexia
              Credit Local) (c)                              0.77%      8/01/2024     $    6,560
    25,310  State (LIQ)(LOC - Dexia Credit Local) (c)        0.73       2/01/2025         25,310
    21,150  State (LIQ)(LOC - Dexia Credit Local) (c)        0.63       8/01/2027         21,150
    10,845  Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                            2.75       5/01/2040         10,845
                                                                                      ----------
                                                                                          80,015
                                                                                      ----------
            ILLINOIS (1.0%)
     8,800  Finance Auth. (LOC - Sovereign Bank)             0.87       5/15/2037          8,800
    21,230  State (LIQ)                                      2.00      10/01/2033         21,230
                                                                                      ----------
                                                                                          30,030
                                                                                      ----------
            MICHIGAN (0.3%)
     8,165  Strategic Fund (LOC - Sovereign Bank)            0.87      11/15/2034          8,165
                                                                                      ----------
            NEW JERSEY (0.1%)
     4,455  EDA (LIQ)(LOC - Dexia Credit Local) (c)          0.73       9/01/2022          4,455
                                                                                      ----------
            NEW YORK (0.1%)
     2,130  Erie County IDA (LOC - Key Bank, N.A.)           0.25       9/01/2017          2,130
                                                                                      ----------
            PENNSYLVANIA (0.2%)
     4,955  Luzerne County IDA (LOC - Sovereign Bank)        1.75       2/01/2029          4,955
                                                                                      ----------
            PUERTO RICO (1.2%)
    15,180  Electric Power Auth. (LIQ)(LOC - Dexia Credit
              Local) (c)                                     0.68       7/01/2026         15,180
    13,385  Highway and Transportation Auth. (LIQ)
              (LOC - Dexia Credit Local) (c)                 0.68       7/01/2030         13,385
     5,275  Municipal Finance Auth. (LIQ)(LOC - Dexia
              Credit Local) (c)                              0.82       8/01/2021          5,275
                                                                                      ----------
                                                                                          33,840
                                                                                      ----------
            Total Variable-Rate Demand Notes (cost: $185,710)                            185,710
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $2,654,042)                                      $2,808,034
                                                                                      ==========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                      (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES        OTHER         SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments             $          --       $2,544,020      $         --       $2,544,020
Put Bonds                                     --           78,304                --           78,304
Variable-Rate Demand Notes                    --          185,710                --          185,710
----------------------------------------------------------------------------------------------------
Total                              $          --       $2,808,034      $         --       $2,808,034
----------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through December 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
December 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2012, were $214,603,000 and $60,611,000, respectively, resulting in net unrealized appreciation of $153,992,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,835,874,000 at December 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Currently the issuer is in default with respect to interest and/or principal payments.

(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2012, was $7,384,000, which represented 0.3% of the Fund's net assets.

(f) Security was fair valued at December 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2012.
================================================================================

17   | USAA Tax Exempt Long-Term Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                          SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.